Inventories, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Inventories, Net
Finished products	¥ 94,482		¥ 58,103
Raw materials and semi-finished products	57,272		60,821
Inventories	¥ 151,754	$ 20,790	¥ 118,924